Borrowings - Existing Facilities (Details) $ in Thousands																							12 Months Ended
	Dec. 29, 2020 USD ($)	Nov. 12, 2020 USD ($)	Oct. 21, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 09, 2020 USD ($)	May 07, 2020 USD ($)	Mar. 26, 2020 USD ($)	Dec. 12, 2019 USD ($) tranche loan installment item	Apr. 01, 2019 USD ($)	Mar. 11, 2019 USD ($)	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Mar. 23, 2018 USD ($)	Mar. 14, 2018 USD ($)	Jan. 02, 2018 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche loan item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 30, 2020 USD ($) installment	Jul. 16, 2020 USD ($) agreement loan installment item	Jun. 25, 2019 USD ($) installment	Nov. 12, 2014 USD ($)
Borrowings
Drawn amount																							$ 2,138,035	$ 905,730	$ 524,165
Outstanding balance																							3,773,221	3,147,395
Deferred financing costs																							5,150	11,592
GasLog Partners $260.3M Facility
Borrowings
Maximum borrowing capacity																											$ 260,331
Number of equal semi-annual instalments | installment																											10
Drawn amount					$ 260,331
Outstanding balance																							260,331
Installment amount																											$ 8,597
Final balloon payment																											$ 174,361
Number of vessels on which the existing indebtedness is refinanced | item																											3
GasLog Partners $193.7M Facility
Borrowings
Maximum borrowing capacity																											$ 193,713
Number of equal semi-annual instalments | installment																											10
Drawn amount					193,713
Outstanding balance																							193,713
Installment amount																											$ 8,599
Final balloon payment																											$ 107,723
Number of vessels on which the existing indebtedness is refinanced | item																											3
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | October 2015 facility
Borrowings
Number of international banks with debt financing agreement | item																						14
Maximum borrowing capacity																						$ 1,311,356
Number of new buildings expected to be delivered | item																						8
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility																						60.00%
Number of tranches in loan agreement | tranche																						4
Number of sub-divided loans in the facility | loan																						8
Number of loans per newbuilding vessels | loan																						1
Drawn amount											$ 165,805				$ 165,805	$ 166,210	$ 166,210	$ 160,697	$ 160,697	$ 162,967	$ 162,967
Outstanding balance																							873,776	1,103,442
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranches 1-3
Borrowings
Number of equal semi-annual instalments | tranche																						24
Commencement of first installment after delivery of newbuilding																						6 months
Profile of debt instrument (in years)																						12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 1
Borrowings
Maximum borrowing capacity																						$ 412,458
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 2
Borrowings
Maximum borrowing capacity																						201,094
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 3
Borrowings
Maximum borrowing capacity																						206,115
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 4
Borrowings
Maximum borrowing capacity																						$ 491,690
Number of equal semi-annual instalments																						20
Commencement of first installment after delivery of newbuilding																						6 months
Profile of debt instrument (in years)																						20 years
GAS-twenty five Ltd | October 2015 facility
Borrowings
Prepayment of debt instrument			$ 136,776
Unamortized fees written off			$ 3,571
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | Old Partnership Facility
Borrowings
Maximum borrowing capacity																													$ 450,000
Prepayment of debt instrument													$ 354,375
Unamortized fees written off												$ 988
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 Partnership Facility
Borrowings
Maximum borrowing capacity														$ 450,000
Drawn amount										$ 75,000			$ 360,000
Outstanding balance																							398,501	425,949
Maximum percentage of aggregate amount outstanding under facility to aggregate market value of vessels securing facility														75.00%
Number of quarterly repayments | installment														20
Installment amount														$ 7,357
Amount available to be redrawn																							0	1,980
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 Partnership Facility | Maximum
Borrowings
Final balloon payment														$ 302,860
GasLog Hellas-1 Special Maritime Enterprise | GasLog Warsaw Facility
Borrowings
Maximum borrowing capacity																												$ 129,500
Outstanding balance																							121,406	127,881
Number of quarterly repayments | installment																												28
Installment amount																												$ 1,619
Final balloon payment																												$ 84,175
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB
Borrowings
Number of international banks with debt financing agreement | item									13
Maximum borrowing capacity									$ 1,052,791
Number of new buildings expected to be delivered | item									7
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility									60.00%
Number of tranches in loan agreement | tranche									4
Number of sub-divided loans in the facility | loan									7
Number of loans per newbuilding vessels | loan									1
Drawn amount	$ 147,845	$ 147,845				$ 149,281	$ 149,386	$ 152,525
Outstanding balance																							738,422	0
Deferred financing costs																							4,658	$ 11,592
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 1
Borrowings
Maximum borrowing capacity									$ 176,547
Number of equal semi-annual instalments | installment									24
Commencement of first installment after delivery of newbuilding									6 months
Profile of debt instrument (in years)									12 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 2
Borrowings
Maximum borrowing capacity									$ 174,787
Number of equal semi-annual instalments | installment									14
Commencement of first installment after delivery of newbuilding									6 months
Profile of debt instrument (in years)									7 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 3
Borrowings
Maximum borrowing capacity									$ 356,671
Number of equal semi-annual instalments | installment									24
Commencement of first installment after delivery of newbuilding									6 months
Profile of debt instrument (in years)									12 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 4
Borrowings
Maximum borrowing capacity									$ 344,786
Facility repayment period after delivery									7 years
GAS-twenty Ltd., GAS-seven Ltd., GAS-eight Ltd. | GasLog Partners $260.3M Facility
Borrowings
Refinancing of outstanding indebtedness					258,532
GAS-nineteen Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | GasLog Partners $193.7M Facility
Borrowings
Refinancing of outstanding indebtedness					174,867
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility
Borrowings
Maximum borrowing capacity																											$ 576,888
Drawn amount					576,888
Refinancing of outstanding indebtedness					$ 557,026
Number of vessels on which the existing indebtedness is refinanced | agreement																											6
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility Term Loan
Borrowings
Maximum borrowing capacity																											$ 494,475
Outstanding balance																							494,475
Number of quarterly repayments | loan																											18
Installment amount																											$ 9,349
Final balloon payment																											307,495
Amount of initial repayment																											18,698
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility Revolving Loan
Borrowings
Maximum borrowing capacity																											$ 82,413
Outstanding balance																							82,413
GAS-fifteen Ltd | GasLog Chelsea $96.8M Facility
Borrowings
Maximum borrowing capacity																										$ 96,815
Drawn amount				$ 96,815
Outstanding balance																							$ 94,923
Number of quarterly repayments | installment																										20
Installment amount																										$ 1,891
Final balloon payment																										$ 58,995
Refinancing of outstanding indebtedness				$ 92,153